Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000004036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.90%			6.52%	10.61%
C000004037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	9.58%			6.26%	10.34%
C000004038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	3.85%			5.12%	9.71%
C000004040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	7.82%			5.47%	9.65%
C000166016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.97%			6.62%	10.70%
C000037625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	9.34%			5.99%	10.03%
C000004057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.06%			11.94%	6.93%
C000004059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(1.64%)			10.45%	6.07%
C000004061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	2.05%			10.81%	6.01%
C000219259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	4.11%			11.98%	6.95%
C000004062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	16.22%			14.38%	18.83%
C000004063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	15.96%			14.10%	18.54%
C000004064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	9.88%			12.87%	17.88%
C000004066 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.15%			13.26%	17.81%
C000216612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	16.33%			14.47%	18.88%
C000037630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	15.68%			13.81%	18.22%
C000004873 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(7.60%)			18.18%	2.83%
C000004875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(12.83%)			16.44%	1.85%
C000004877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(9.58%)			16.85%	1.81%
C000004883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.86%			16.12%	14.43%
C000004885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	11.41%			14.59%	13.51%
C000004887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	15.81%			14.97%	13.43%
C000198239 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	17.96%			16.17%	14.38%
C000037656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	17.29%			15.55%	13.82%
C000004912 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(5.77%)			4.72%	7.46%
C000004913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	(6.08%)			4.40%	7.14%
C000004914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(10.95%)			3.33%	6.60%
C000004916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(7.57%)			3.67%	6.55%
C000172900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(5.71%)			4.81%	7.52%
C000037661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	(6.36%)			4.08%	6.81%
C000023028 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	16.48%			13.13%	6.90%
C000023030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	10.05%			11.63%	6.04%
C000023032 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.32%			12.01%	5.97%
C000198216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	16.58%			13.19%	6.94%
C000037670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	15.90%			12.56%	6.32%
C000103252 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.40%			12.91%	4.53%
C000103250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(0.45%)			11.41%	3.69%
C000103251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	3.25%			11.78%	3.64%
C000198241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	5.45%			12.95%	4.57%
C000124019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	0.21%			9.74%	7.47%
C000124020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(5.31%)			8.28%	6.62%
C000124021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(1.82%)			8.65%	6.55%
C000166014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	0.25%			9.79%	7.52%
C000228505 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	2.69%		(10.48%)
C000228504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(2.91%)		(11.91%)
C000228503 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	2.77%		(10.39%)
C000242845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(4.16%)	8.14%
C000242844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(9.30%)	5.00%
C000242843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(4.06%)	8.21%
Without Sales Load [Member] | C000004038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.61%			6.26%	10.30%
Without Sales Load [Member] | C000004040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	8.82%			5.47%	9.65%
Without Sales Load [Member] | C000004059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.81%			11.65%	6.64%
Without Sales Load [Member] | C000004061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	3.01%			10.81%	6.01%
Without Sales Load [Member] | C000004064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	15.96%			14.10%	18.52%
Without Sales Load [Member] | C000004066 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	15.15%			13.26%	17.81%
Without Sales Load [Member] | C000004875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(8.00%)			17.70%	2.40%
Without Sales Load [Member] | C000004877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(8.68%)			16.85%	1.81%
Without Sales Load [Member] | C000004885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	17.58%			15.83%	14.13%
Without Sales Load [Member] | C000004887 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	16.71%			14.97%	13.43%
Without Sales Load [Member] | C000004914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(6.03%)			4.45%	7.17%
Without Sales Load [Member] | C000004916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(6.73%)			3.67%	6.55%
Without Sales Load [Member] | C000023030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	16.14%			12.84%	6.62%
Without Sales Load [Member] | C000023032 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	15.32%			12.01%	5.97%
Without Sales Load [Member] | C000103250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	5.06%			12.61%	4.25%
Without Sales Load [Member] | C000103251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	4.25%			11.78%	3.64%
Without Sales Load [Member] | C000124020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.06%)			9.45%	7.20%
Without Sales Load [Member] | C000124021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(0.82%)			8.65%	6.55%
Without Sales Load [Member] | C000228504 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	2.47%		(10.69%)
Without Sales Load [Member] | C000242844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(4.27%)	7.92%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	13.52%	18.32%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	13.33%			11.42%	5.97%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	13.73%			15.66%	12.58%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	13.12%		8.66%	15.34%	12.21%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	13.65%			13.37%	9.25%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	17.62%			17.69%	16.08%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	1.19%			9.64%	6.64%
Bloomberg Commodity Index Total ReturnSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total ReturnSM
Average Annual Return, Percent	1.69%			12.65%	1.92%
MSCI World Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index
Average Annual Return, Percent	(7.34%)			17.73%	3.66%
Russell 3000 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Health Care Index
Average Annual Return, Percent	(6.31%)			5.44%	7.14%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	8.91%			13.02%	8.60%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	23.23%			12.22%	11.47%
Fifty S And P 500 Index 50 ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	9.24%	11.75%
MSCI All Country World Information Technology 10 40 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All-Country World Information Technology 10/40 Index
Average Annual Return, Percent	15.75%			18.64%	18.14%
MSCI All Country World Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All-Country World Information Technology Index
Average Annual Return, Percent	14.50%			19.37%	18.38%
Russell 2500TM Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500TM Growth Index
Average Annual Return, Percent	3.26%		(2.32%)